Shareholder Report, Holdings (Details)	Dec. 31, 2025
Potomac Defensive Bull Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.19%
Potomac Defensive Bull Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	18.81%
Potomac Managed Volatility Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.41%
Potomac Managed Volatility Fund | Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Potomac Tactical Opportunities Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.32%
Potomac Tactical Opportunities Fund | Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%
Potomac Tactical Rotation Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.36%
Potomac Tactical Rotation Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	12.64%